ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Allowance for Loan Losses (Details)	12 Months Ended
Dec. 31, 2019 ARS ($) item segment
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Number of segments | segment	3
Number of scenarios considered to estimate credit losses | item	3
Accounts period past due is to consider delinquent	90 days
Accounts period past due is to consider delinquent	30 days
Retail [member] | Bottom of range
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Past due accounts that raises significant increase in credit risk	31 days
Retail [member] | Top of range
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Past due accounts that raises significant increase in credit risk	90 days
Corporate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default that raises significant increase in credit risk	30.00%
Consumer [member] | Bottom of range
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Past due accounts that raises significant increase in credit risk	31 days
Consumer [member] | Top of range
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Past due accounts that raises significant increase in credit risk	90 days
Scenario one [member] | Retail [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Real Wage	0.21
Private sector real wage	50.28%
Scenario one [member] | Corporate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Interest Rate	32.48%
Scenario one [member] | Consumer [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Monthly Economic Activity Estimator	140.85
Scenario Two [member] | Retail [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Real Wage	2.37
Private sector real wage	41.39%
Scenario Two [member] | Corporate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Interest Rate	32.41%
Scenario Two [member] | Consumer [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Monthly Economic Activity Estimator	151.52
Scenario Three [member] | Retail [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Real Wage	(1.67)
Private sector real wage	51.63%
Scenario Three [member] | Corporate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Interest Rate	40.55%
Scenario Three [member] | Consumer [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Monthly Economic Activity Estimator	135.86